4. Line of Credit from Related Party (June 2017) (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Credit line balance	$ 167,260	$ 125,560	$ 75,835
Accrued interest	$ 111,800	89,300	44,300
DEVCAP Partners, LLC [Member]
Debt issuance date	Feb. 25, 2014
Line of credit maximum borrowing capacity	$ 450,000	$ 450,000
Maturity date	Jun. 01, 2018	Jun. 01, 2017
Interest rate	10.00%	10.00%
Credit line balance	$ 142,260	$ 100,560	50,835
Accrued interest	$ 8,259	4,972	1,044
General Pacific Partners, LLC [Member]
Debt issuance date	Aug. 13, 2015
Line of credit maximum borrowing capacity	$ 450,000	$ 450,000
Interest rate	10.00%	10.00%
Credit line balance	$ 25,000	$ 25,000	25,000
Accrued interest	$ 4,698	$ 3,459	$ 959